Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel expenses
Schedule of personnel expenses

EURm	2020	2019	2018
Continuing operations
Salaries and wages(1)(2)	6 055	6 094	6 517
Share-based payment expense(3)	76	77	62
Pension and other post-employment benefit expense, net(4)	362	242	465
Social security costs(1)	817	947	985
Total	7 310	7 360	8 029

(1) The comparative amounts for salaries and wages and social security expenses have been increased by EUR 141 million and EUR 28 million, respectively, in 2019, and by EUR 161 million and EUR 33 million, respectively, in 2018, to reflect a revised amount of restructuring expenses.

(2) Includes termination benefits.

(3) Presented net of related social costs, refer to Note 26, Share-based payments. Includes EUR  76 million (EUR 77 million in 2019 and EUR 62 million in 2018) for equity-settled awards.

(4) Includes net gain on pension plan amendments, curtailments and settlements of EUR 58 million (EUR 131 million net gain in 2019 and net loss of EUR 52 million in 2018).